CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Total revenues		$ 491,222		¥ 3,561,994	¥ 2,779,063		¥ 2,241,063
Total cost of revenues		(354,159)		(2,568,115)	(1,962,000)		(1,689,675)
Gross profit		137,063		993,879	817,063		551,388
Research and development expenses (including related parties: RMB2,118, RMB21,069 and RMB60,687 for the years ended December 31, 2020, 2021 and 2022, respectively)		(183,802)		(1,332,800)	(1,209,580)		(706,018)
Selling and marketing expenses (including related parties: RMB192, nil and RMB96 for the years ended December 31, 2020, 2021 and 2022, respectively)		(11,942)		(86,597)	(82,827)		(60,643)
General and administrative expenses (including related parties: RMB2,447, RMB2,343 and RMB2,057 for the years ended December 31, 2020, 2021 and 2022, respectively)		(168,744)		(1,223,610)	(525,041)		(215,008)
Other income - related parties		3,151		22,846
Others, net		(267)		(1,939)	207		(200)
Total operating expenses		(361,604)		(2,622,100)	(1,817,241)		(981,869)
Loss from operation		(224,541)		(1,628,221)	(1,000,178)		(430,481)
Interest income (including related parties: nil, RMB717 and RMB9,069 for the years ended December 31, 2020, 2021 and 2022, respectively)		1,906		13,820	13,655		28,480
Interest expenses (including related parties: RMB872, RMB131 and RMB12,215 for the years ended December 31, 2020, 2021 and 2022, respectively)		(6,143)		(44,543)	(131,585)		(59,128)
Income (loss) from equity method investments		(9,919)		(71,928)	(3,891)		148
Change in fair value of an equity security		(2,323)		(16,843)
Gains on sale of an equity securities		8,237		59,728
Gains on deconsolidation of a subsidiary		9,926		71,974	10,579
Change in fair value of warrant liabilities		(448)		(3,245)	(111,299)		(39,635)
Government grants		8,191		59,393	34,507		5,998
Foreign currency exchange gains (losses), net		(2,512)		(18,216)	18,315		54,842
Loss before income taxes		(217,626)		(1,578,081)	(1,169,897)		(439,776)
Income tax expense		(4,008)		(29,065)	(6,861)		(228)
Net loss		(221,634)		(1,607,146)	(1,176,758)		(440,004)
Net loss attributable to non-redeemable non-controlling interests		5,864		42,518	1,997		345
Net loss attributable to redeemable non-controlling interests		64		464	806
Net loss attributable to ECARX Holdings Inc		(215,706)		(1,564,164)	(1,173,955)		(439,659)
Accretion of redeemable non-controlling interests (Note 20(b))		(98)		(714)	(1,306)
Net loss available to ECARX Holdings Inc		(215,804)		(1,564,878)	(1,175,261)		(439,659)
Accretion of Redeemable Convertible Preferred Shares		(48,940)		(354,878)	(243,564)		(101,286)
Net loss available to ECARX Holdings Inc. ordinary shareholders		$ (264,744)		¥ (1,919,756)	¥ (1,418,825)		¥ (540,945)
Loss per ordinary share
Basic | (per share)		$ (1.11)	[1]	¥ (8.02)	¥ (5.99)	[1]	¥ (2.27)	[1]
Diluted | (per share)		$ (1.11)		¥ (8.02)	¥ (5.99)		¥ (2.27)
Weighted average number of ordinary shares used in computing loss per ordinary share
Basic | shares	[1],[2]	239,296,386		239,296,386	236,691,093		238,591,421
Diluted | shares		239,296,386		239,296,386	236,691,093		238,591,421
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil income taxes		$ (54,050)		¥ (391,934)	¥ 4,551		¥ 1,497
Comprehensive loss		(275,684)		(1,999,080)	(1,172,207)		(438,507)
Comprehensive loss attributable to non-redeemable non-controlling interests		5,864		42,518	1,997		345
Comprehensive loss attributable to redeemable non-controlling interests		64		464	806
Comprehensive loss attributable to ECARX Holdings Inc		(269,756)		(1,956,098)	(1,169,404)		(438,162)
Total deficit attributable to ordinary shareholders of the Company
Revenues
Accretion of redeemable non-controlling interests (Note 20(b))				(714)	(1,306)
Accretion of Redeemable Convertible Preferred Shares				(354,878)	(243,564)		(101,286)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil income taxes				(391,934)	4,551		1,497
Sales of goods
Revenues
Total revenues		335,659		2,433,964	1,983,817		1,678,234
Total cost of revenues		(271,792)		(1,970,845)	(1,749,188)		(1,524,744)
Software license revenues
Revenues
Total revenues		55,779		404,469	261,265		71,297
Total cost of revenues		(17,487)		(126,807)	(32,164)		(27,926)
Service
Revenues
Total revenues		99,784		723,561	533,981		491,532
Total cost of revenues		$ (64,880)		¥ (470,463)	¥ (180,648)		¥ (137,005)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	Shares outstanding for all periods reflect the adjustment for Recapitalization.